Intangible Assets and Goodwill - Vasta Platform (Successor) (Details 4) - item	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Number of CGUs	2
Vasta Platform (Successor)
Intangible Assets and Goodwill
Number of CGUs		2
Years projected		8 years
Growth rate - %		6.10%
Discount rate - %		10.08%